Investment in Pgl	12 Months Ended
Mar. 31, 2020
Investment in Pgl
INVESTMENT IN PGL
7.	INVESTMENT IN PGL

On January 31, 2018, the Company's wholly owned subsidiary, PPL, purchased 650 ordinary shares of Portage Glasgow Ltd. (PGL), a newly incorporated company in Glasgow, Scotland at £0.01 per share for a total consideration of £6.50 ($9.11).  PPL's ownership comprised 65% of the issued ordinary shares in PGL. PPL's Chief Executive Officer ("CEO") is also the chairman of the board of directors of PGL which currently consists of two persons.  PGL is therefore considered a subsidiary and consolidated.

As per the terms of a Convertible Loan Agreement dated January 31, 2018 signed with PGL, PPL has committed to provide PGL with an unsecured convertible loan facility up to £1 million ($1.4 million) with a minimum drawdown of £50,000 ($70,075) and maximum drawdown of £250,000 ($350,375) during any three-month period. Interest will be at 7% accruing on a monthly basis and the facility is repayable within nine years from the date of the agreement. The outstanding loan with accrued interest can be converted into ordinary shares of PGL to be priced at between £9,000 per share and £5,000 per share depending on the conversion date being within one year to eight years. However, completion of an eligible fundraising by PGL, being £5 million ($7 million) at a pre-money valuation of minimum £10 million ($14 million), will require the loan to be mandatorily converted as per the terms of conversion described above. As at March 31, 2020 and 2019, the outstanding balance on the loan facility was $188,733 and $45,378, respectively.  This loan facility is an intercompany loan that is eliminated in consolidation.

PPL is also committed to providing a contribution of £33,419 ($45,486) payable in three annual instalments for tuition expenses with the University of Glasgow (see note 17). The Company paid $15,606 and $29,880, during the years ended March 31, 2018 and March 31, 2020, respectively. There were no payments for the year ended March 31, 2019.